Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Risks and Financial Performance

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian Reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency forwards and foreign currency options
Market risk – interest rate	Cash and cash equivalents, marketable securities, restricted cash, loans, borrowings and debentures, leases, derivative and real state credit certificates	(i) Sensitivity analysis	Interest rate swaps
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, REFIS, leases, derivative, real state credit certificates, payables to related parties and dividends	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities

Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities

As at December 31, 2018 and December 31, 2017, the Company had the following net exposure to the exchange rate variations on assets and liabilities denominated in Dollar (U.S.$) and Euro (€):

	December 31, 2018	December 31, 2017
Cash and cash equivalents	1,285,156	782,103
Trade receivables	51,734	25,797
Trade payables	(245,885)	(263,229)
Loans, borrowings and debentures	(13,480,808)	(8,919,712)
Advances from clients	—	(6,310)
Contingent consideration	(64,969)	(64,213)
Payables to related parties	—	(210,497)
Derivative financial instruments	11,064,567	7,323,116

Foreign exchange exposure, net	(1,390,205)	(1,332,945)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

A reasonably possible strengthening (weakening) of the Real to U.S. Dollar and Euro at December 31, 2018 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. Dollar and Euro exchange rates used in the probable scenario. The Company’s exposure to foreign currency changes for all other currencies is not material.

				Variation scenario
Instrument	Risk factor		Probable	25%	50%	-25%	-50%
Cash and cash equivalents	U.S.$	fluctuation	(15,437)	115,960	231,921	(115,960)	(231,921)
Trade receivables	U.S.$	fluctuation	(1,666)	12,518	25,034	(12,518)	(25,034)
Trade payables	U.S.$	fluctuation	6,954	(59,699)	(119,395)	59,699	119,395
Exchange rate derivatives	U.S.$	fluctuation	(303,234)	2,019,566	4,039,131	(2,019,566)	(4,039,131)
Loans, borrowings and debentures	U.S.$	fluctuation	369,041	(2,772,244)	(5,544,488)	2,772,244	5,544,488
Contingent consideration	U.S.$	fluctuation	2,093	(15,721)	(31,439)	15,719	31,438

Impacts on profit or loss			57,751	(699,620)	(1,399,236)	699,618	1,399,235

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Real (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$)
	December 31, 2018	Scenario
		Probable	25%	50%	-25%	-50%
U.S.$	3.8748	3.7500	4.6875	5.6250	2.8125	1.8750
Euro	4.4390	4.4600	5.5750	6.6900	3.3450	2.2300

Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

	December 31, 2018
Exposure interest rate	Probable	25%	50%	-25%	-50%
Cash and cash equivalents	209,584	52,396	104,791	(52,396)	(104,791)
Marketable securities	321,489	42,636	53,270	(42,636)	(53,270)
Restricted cash	8,807	2,202	4,403	(2,202)	(4,403)
Leases	(19,174)	(3,981)	(7,962)	3,981	7,962
Interest rate derivatives	(421,347)	(1,317,767)	(2,454,362)	1,550,236	3,372,895
Loans, borrowings and debentures	(891,462)	(109,855)	(219,709)	109,855	219,709

Impacts on profit or loss	(792,103)	(1,334,369)	(2,519,569)	1,566,838	3,438,102

Summary of Probable Scenario Considers Estimated Interest Rate

The probable scenario considers the estimated interest rate, made by a specialized third part and Central Bank of Brazil (Banco Central do Brasil), or “BACEN,” as follows:

	Probable	25%	50%	-25%	-50%
SELIC	7.65%	9.56%	11.48%	5.74%	3.83%
CDI	7.65%	9.56%	11.48%	5.74%	3.83%
TJLP462 (TJLP + 1% p.a.)	7.40%	9.00%	10.60%	5.80%	4.20%
TJLP	6.40%	8.00%	9.60%	4.80%	3.20%
IPCA	4.12%	5.15%	6.18%	3.09%	2.06%
IGPM	4.20%	5.25%	6.30%	3.15%	2.10%
FED FUNDS	2.90%	3.63%	4.35%	2.18%	1.45%
LIBOR	3.02%	3.78%	4.53%	2.27%	1.51%

Summary of Credit Risk

The exposure to credit risk was as follows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	3,621,798	4,555,177
Trade receivables	1,588,192	1,322,420
Derivative financial instruments	2,548,857	1,162,213
Marketable securities	4,202,835	3,853,343
Receivables from related parties	135,070	199,814
Dividends	27,320	13,466
Restricted cash	115,124	225,634

	12,239,196	11,332,067

Summary of Credit Risk Rating

The credit risk on cash and cash equivalents, marketable securities, restricted cash and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2018	December 31, 2017
AAA	8,911,418	3,499,345
AA	1,577,196	6,159,553
B	—	2,007
BB+	—	4,180

	10,488,614	9,665,085

Summary of Financial Liabilities

The financial liabilities of the Company sorted by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2018					December 31, 2017
	Up to 1 year	1—2 years	3—5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(3,374,037)	(3,527,103)	(10,409,527)	(21,132,241)	(38,442,908)	(31,554,560)
Trade payables	(1,923,920)	—	—	—	(1,923,920)	(2,433,995)
Other financial liabilities	(455,702)	—	—	—	(455,702)	(382,702)
Tax installments—REFIS	(66,838)	(16,423)	(37,678)	(111,419)	(232,358)	(244,957)
Leases	(184,903)	(152,862)	(304,120)	(195,777)	(837,662)	(1,443,470)
Derivative financial instruments	84,502	18,631	(425,559)	3,776,308	3,453,882	(110,909)
Real estate credits certificates	—	—	—	—	—	(92,844)
Payables to related parties	(355,971)	—	—	—	(355,971)	(328,263)
Dividends payable	(187,415)	—	—	—	(187,415)	(191,478)

	(6,464,284)	(3,677,757)	(11,176,884)	(17,663,129)	(38,982,054)	(36,783,178)